DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Oncotelic Therapeutics, Inc. (“Oncotelic” or the “Company”) was originally incorporated in the State of New York in 1988 as OXiGENE, Inc. The Company reincorporated in the State of Delaware in 1992, changed its name to Mateon Therapeutics, Inc. (“Mateon”) in 2016, and subsequently changed its name to Oncotelic Therapeutics, Inc. in November 2020. The Company conducts business through Oncotelic and its wholly owned subsidiaries, including Oncotelic, Inc., PointR Data, Inc. (“PointR”), Pet2DAO, Inc. (“Pet2DAO”), and EdgePoint AI, Inc. (“EdgePoint”), a consolidated subsidiary with non-controlling interests. (Collectively, “Oncotelic,” “we,” “our,” or “the Company”). Further detail on prior mergers and corporate history is provided in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, filed with the Securities and Exchange Commission (“SEC”) on April 15, 2025.

The Company is principally focused on the development of immuno-oncology therapeutics, including OT-101, a transforming growth factor-beta (TGF-β) inhibitor being advanced for difficult-to-treat cancers and viral respiratory diseases. OT-101 is being developed through our joint venture (“JV”) with Dragon Overseas Capital Limited (“Dragon”) and GMP Biotechnology Limited (“GMP Bio”), affiliates of Golden Mountain Partners (“GMP”).

As of September 30, 2025, the Company owns 45% of GMP Bio. During the quarter, GMP Bio completed an independent third-party valuation by Frost & Sullivan (Hong Kong), which preliminarily estimated the potential value of the drug pipeline under development at approximately $1.7 billion. This valuation is non-binding, forward-looking, and based upon a number of assumptions including the successful achievement of clinical, regulatory, and commercial milestones. The valuation should not be interpreted as a current measure of fair value under U.S. GAAP.

Oncotelic is in the process of seeking a separate, ASC-compliant valuation performed under U.S. GAAP standards. The results of this valuation, or other events that indicate a change in the value of the Company’s holdings in GMP Bio will be incorporated into future reporting periods consistent with the Company’s fair value reporting under U.S. GAAP.

The JV is advancing OT-101 for high-grade gliomas, pancreatic cancer, and other oncology indications, as well as for epidemic and pandemic respiratory diseases. In addition, the JV is developing five additional therapeutic candidates, which—if successfully developed and approved—are anticipated to contribute meaningful long-term value to both the JV and the Company.

Separately from the JV, the Company plans to develop OT-101 for select animal-health indications and is evaluating the use of digital assets and blockchain-based technologies to support that platform. The Company has also acquired apomorphine for potential uses in Parkinson’s disease, erectile dysfunction, and female sexual dysfunction. The Company continues to evaluate advancement opportunities for OXi4503 (for acute myeloid leukemia and myelodysplastic syndromes) and CA4P (in combination with checkpoint inhibitors for metastatic melanoma).

The Company’s core scientific focus is the development of its proprietary self-immunization protocol (“SIP™”), designed to stimulate a patient’s immune system to recognize and target tumors without requiring tumor extraction or antigen identification. The SIP™ platform is supported by more than three decades of RNA-based research and is being applied initially to oncology, with potential expansion to Duchenne Muscular Dystrophy (“DMD”) and other diseases driven by TGF-β overexpression.

The JV continues preparing for planned Phase 2 and Phase 3 trials for OT-101 in high-grade glioma, pancreatic cancer, and other indications. The JV is also sponsoring investigator-initiated clinical studies in additional oncology applications. Under an agreement and supplemental agreement with GMP, the Company received approximately $1.2 million in service fees related to development activities for OT-101. Additional detail regarding these agreements is included in our Annual Report on Form 10-K for the year ended December 31, 2024.

The Company remains committed to advancing its therapeutic pipeline, strengthening the clinical and commercial prospects of GMP Bio, and pursuing programs intended to address significant unmet medical needs in oncology and related therapeutic areas.

Fundraising

Private Placement 2 & JH Darbie Financing

Between July 2023 and January 2024, the Company entered into a series of subscription agreements with 46 accredited investors which resulted in a conversion of a gross amount of approximately $2.4 million, consisting of 94 notes, under the prior JH Darbie Financing into new debt to the Company. JH Darbie and the Company are parties to a March 2023 placement agent agreement (“Agreement”) pursuant to which JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis. The subscription agreements entered between July 2023 and January 2024 fully converted JH Darbie PPM-1 notes into PPM-2 notes. For more information on the new JH Darbie Financing, refer to Note 8 of these Notes to the Consolidated Financial Statements.

Equity Purchase Agreement -2021

In May 2021, the Company entered into an Equity Purchase Agreement (the “EPL”) and Registration Rights Agreement (the “Registration Rights Agreement”) with Peak One Opportunity Fund, L.P. (“Peak One”), pursuant to which the Company shall have the right, but not the obligation, to direct Peak One to purchase up to $10.0 million (the “Maximum Commitment Amount”) in shares of the common stock, par value $0.01 per share (“Common Stock”) in multiple tranches. The Company filed a post-effective amendment for the EPL on April 15, 2025 with the SEC and the SEC has made the post-effective amendment effective on April 21, 2025. The Company filed a prospectus under rule 424b3 with the SEC on April 29, 2025. For more information on the EPL, refer to Note 10 of the Notes to the Consolidated Financial Statements.

March 2022 Notes

In March 2022, the Company entered into a Securities Purchase Agreement with Fourth Man, pursuant to which the Company issued convertible promissory note in the aggregate principal amount of $250,000, which Note is convertible into shares of the Company’s Common Stock. As of September 30, 2025, this note is in default and available for conversion into the Company’s Common Stock due to cross default provision contained in November / December 2021 Notes. During the nine months ended September 30, 2025, Fourth Man converted a portion of the March 2022 debt, including interest, and conversion fee, of approximately $116,000 for 1,658,914 shares of the Company’s Common Stock.

For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

May 2022 Note

In May 2022, the Company entered into a Securities Purchase Agreement with Mast, pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of $0.6 million, which note is convertible into shares of the Company’s Common Stock. The May 2022 Note was extended till December 2025. During the nine months ended September 30, 2025, Mast Hill converted a portion of the May 2022 debt, including interest, and conversion fee, of approximately $270,000 for 3,860,000 shares of the Company’s Common Stock. For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

June 2022 Note

In June 2022, the Company entered into a Securities Purchase Agreement with Blue Lake, pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of approximately $340,000, which note is convertible into shares of the Company’s Common Stock. During the year ended December 31, 2024, Blue Lake converted the balance of their debt, including accrued interest and penalty, of approximately $530,000 for approximately 7.6 million shares of the Company’s Common Stock. As of September 30, 2025, this note is fully converted.

For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

July 2025 Note

In July 2025, the Company entered into a Securities Purchase Agreement with Mast Hill, pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of $560,000, which note is convertible into shares of the Company’s Common Stock, par value $0.01 per share (“Common Stock”). This note was utilized for corporate expenses.

For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

Mast Hill Equity Purchase Agreement

In August, 2025, the Company entered into an Equity Purchase Agreement (the “Mast EPA”) and a Registration Rights Agreement (the “Mast Registration Rights Agreement”) with Mast, pursuant to which the Company shall have the right, but not the obligation, to direct Mast, to purchase up to $25 million (the “Maximum Commitment Amount”) in shares of the Company’s Common Stock in multiple tranches. The Company plans to file a registration statement with the SEC at the earliest.

For more information on the Mast EPA, refer to Note 10 of the Notes to the Consolidated Financial Statements.

Jefferson Capital Ventures, LLC and Valor Nation, Inc Independent Contractor Agreements

In August, 2025, Oncotelic Therapeutics, Inc. (the “Company” or “Our”) entered into independent contractor agreements (“ICA”) with Jefferson Capital Ventures, LLC (“Jefferson”) and Valor Nation, Inc. (“Valor”) for providing certain consulting and advisory services. The ICAs call for Jefferson and Valor to provide consulting and advisory services including strategic planning meetings, coordination non-legal support for SEC compliance, balance sheet and income statement optimization strategies, shareholder and investor communication planning, liaison with investment bankers, analysts, and institutional investors, operational efficiency and cost-saving recommendations and ancillary strategic services not requiring a license, corporate planning, operations and capital markets advisory services not requiring licenses. Such services shall be provided by Jefferson and Valor for a period of 18 months from the signing of the ICA, unless terminated earlier by either party under certain predefined conditions. Jefferson has agreed to be compensated $20,000 per month in cash and issued 20,320,930 forfeitable restricted stock awards (“RSAs”) of shares of Common Stock and Valor has agreed to be compensated with 4,064,586 shares of Common Stock. While the Common Stock underlying the Jefferson and Valor RSAs will be issued as of the date of the Jefferson and Valor ICAs, Jefferson will earn the RSAs and Common Stock only when certain corporate milestones are achieved. The corporate milestones (“Milestones”), when Jefferson will earn the RSAs and Common Stock, are when the Company’s market capitalization exceeds $100 million on any single trading day’s close, the cumulative increase of at least $10 million in shareholder equity from the start of engagement and the successful uplisting to a U.S. national exchange (e.g., Nasdaq or NYSE American), with at least one full day of trading. For more information on the Jefferson and Valor ICAs, refer to our Current Report on Form 8-K filed with the SEC on August 12, 2025.

Forever Prosperity (previously GMP) Note purchase agreements and unsecured notes

Between June 2020 and January 2022, the Company entered into various purchase agreements and promissory notes with GMP, cumulatively totaling gross $4.5 million. Such notes were assigned to Forever Prosperity, LLC, an affiliated entity of GMP.

For more information on the GMP debt financing, refer to Note 5 of the Notes to the Consolidated Financial Statements.

Joint Venture with GMP Bio

In March 2022, the Company formalized a JV, GMP Bio, with Dragon , both affiliates of GMP. Although no assurances can be given, GMP Bio currently intends to conduct an initial public offering of the JV, at a future date, on either the Hong Kong Exchange or other stock exchange. For more information on the JV, refer to Note 6 of the unaudited Notes to the Consolidated Financial Statements.

Pet2DAO

In November 2022, the Company formed a Decentralized autonomous organization (“DAO”) entity, Pet2DAO LLC (“Pet2DAO”), as a wholly owned subsidiary. For more information on Pet2DAO, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.

Mosaic ImmunoEngineering, Inc. Term Sheet

In April 2024, the Company entered into a binding term sheet (the “Term Sheet”) with Mosaic ImmunoEngineering, Inc. (“Mosaic”). For more information on the Term Sheet, refer to the Current Report on Form 8-K filed with the SEC on April 29, 2024. In August 2024, Mosaic and the Company mutually agreed to extend the date of the Term Sheet to expire at the earlier of (1) the signing of definitive agreements or (2) December 31, 2024. In December 2024, the Company and Mosaic further extended the term of the term-sheet to expire at the earlier of (1) the signing of definitive agreements or (2) June 30, 2025. Currently, both parties are in discussions to extend the timeline to complete the due diligence and finalize the signing of definitive agreements to a date mutually acceptable to both.

Principles of Consolidation

The consolidated financial statements include the accounts of Oncotelic, its wholly owned subsidiaries, Oncotelic Inc. and PointR; and Edgepoint our non-controlled interest entity. Intercompany accounts and transactions have been eliminated in consolidation. The Company’s investment in GMB Bio is recorded and reported as a minority investment in equity securities.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules of the SEC for quarterly reports on Form 10-Q and do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America. The accompanying unaudited condensed consolidated financial statements should therefore be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 31, 2024 included in the Company’s 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025. The unaudited condensed consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and entities in which the Company has non-controlling interests. The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. In the opinion of management, the interim condensed consolidated financial statements reflect all adjustments of a normal recurring nature necessary for a fair presentation of the results for the interim period presented. Our consolidated operations comprise a single operating segment and reporting unit.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred net accumulated losses of approximately $39.1 million since inception of Oncotelic Inc., as the Company’s historical financial statements before the Merger have been replaced with the historical financial statements of Oncotelic Inc. The Company also has a negative working capital of approximately $18.5 million at September 30, 2025, of which approximately $2.6 million contingent liability of issuance of common shares of the Company to PointR shareholders upon achievement of certain milestones in accordance with the PointR Merger Agreement. The Company has negative cash flows from operations for the nine months ended September 30, 2025 of approximately $0.6 million. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of this filing. Management expects to continue to incur significantly lower direct costs and losses in the foreseeable future, as a majority of the costs related with the development of OT-101 have been, and will be, incurred by the JV, but the Company also recognizes the need to raise capital to remain viable as well as have the ability to develop its own products and achieve some of the plans to enhance shareholder value. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The Company’s long-term plans include continued development of its current pipeline of products, in addition to continue the development of OT-101 which is exclusively out-licensed to the JV and the JV will be responsible for the funding required to support the development in entirety, to generate sufficient revenues, through either technology transfer or product sales, or raise additional financing to cover its anticipated expenses. The Company has supported its operations through a combination of debt and equity financing. See Note 3, 5 and 10 below). Until the Company is able to generate sufficient revenues from its current pipeline, the Company plans on funding its operations through the sale of equity and/or the issuance of debt, combined with or without warrants or other equity instruments. The Company obtained short-term loans of approximately $0.45 million from Autotelic Inc., a related party, and net approximately $480,000 from Mast Hill under a secured note during the nine months ended September 30, 2025. In addition, the Company obtained a short-term loan of $10 thousand from Amit Shah, it’s CFO during the nine months ended September 30, 2025.

Although no assurances can be given as to the Company’s ability to deliver on its revenue plans, or that unforeseen expenses may arise, management believes that the potential equity and debt financing or other potential financing will provide the necessary funding for the Company to continue as a going concern. Also, management cannot guarantee any potential debt or equity financing will be available on favorable terms or at all. As such, management does not believe the Company has sufficient cash for 12 months from the date of this report. If adequate funds are not available on acceptable terms, or at all, the Company will need to curtail operations, or cease operations completely.

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Oncotelic Therapeutics, Inc. (“Oncotelic”), was formed in the State of New York in 1988 as OXiGENE, Inc., was reincorporated in the State of Delaware in 1992, and changed its name to Mateon Therapeutics, Inc. in 2016, and Oncotelic Therapeutics, Inc. in November 2020. Oncotelic conducts business activities through Oncotelic and its wholly owned subsidiaries, Oncotelic, Inc., a Delaware corporation, PointR Data, Inc. (“PointR”), a Delaware corporation; Pet2DAO, Inc (“Pet2DAO”) and EdgePoint AI, Inc. (“Edgepoint”), a Delaware Corporation for which there are non-controlling interests, (Oncotelic, Oncotelic Inc., PointR, Pet2DAO and Edgepoint are collectively called the “Company” or “We”). The Company completed a reverse merger with Oncotelic Inc in April 2019, a merger with PointR in November 2019 and formed a subsidiary Edgepoint in February 2020. For more information on these mergers, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 14, 2024.

The Company is currently developing OT-101, through its joint venture (“JV”) with Dragon Overseas Capital Limited (“Dragon”) and GMP Biotechnology Limited (“GMP Bio”), both affiliates of Golden Mountain Partners (“GMP”), for various cancers and COVID-19, Artemisinin for COVID-19 and AI technologies for clinical development and manufacturing. The JV is also developing 5 additional compounds, which if approved, are anticipated to be significant value contributors for the JV, as well as the Company. The Company is also, independently, planning to develop OT-101 for certain animal health indications and contemplating using crypto currencies for that platform. The Company has acquired apomorphine for Parkinson’s Disease, erectile dysfunction and female sexual dysfunction. In addition, the Company is evaluating the further development of its product candidates OXi4503 as a treatment for acute myeloid leukemia and myelodysplastic syndromes and CA4P in combination with a checkpoint inhibitor for the treatment of advanced metastatic melanoma.

The Company is primarily a cancer immunotherapy company dedicated to the development of first in class self-immunization protocol (“SIP™”) candidates for difficult to treat cancers. The Company’s proprietary SIP™ candidates are expected to offer advantages over other immunotherapies because they do not require extraction of the tumor or isolation of the antigens, and they have the potential for broad-spectrum applicability for multiple cancer types. The Company’s proprietary product candidates have shown promising clinical activity in phase 2 trials for the treatment of gliomas and pancreatic cancers. The Company aims to translate its unique insights, which span more than three decades of original work using RNA therapeutics, into the deployment of antisense as a RNA therapeutic for diseases which are caused by TGF-β overexpression, starting with cancer and expanding to Duchenne Muscular Dystrophy (“DMD”) and others. OT-101, is being developed as a broad-spectrum anti-cancer drug that can also be used in combination with other standard cancer therapies to establish an effective multi-modality treatment strategy for difficult-to-treat cancers. Further, The JV is also developing 5 additional compounds, which if approved, are anticipated to be significant revenue and value contributors for the JV as well as the Company. The JV plans to initiate phase 2 and 3 clinical trials for OT-101 in both high-grade glioma and pancreatic cancer, and any other indications that may evolve, for human pharmaceutical needs. The JV may also be sponsoring investigator-initiated studies for OT-101 for other oncology indications. The Company is evaluating the further development of its product candidates OXi4503, as a treatment for acute myeloid leukemia and myelodysplastic syndromes, and CA4P, in combination with a checkpoint inhibitor for the treatment of advanced metastatic melanoma. The JV is also developing OT-101 for the various epidemics and pandemics, similar to the corona virus (“COVID-19”) pandemic. In this connection, the Company entered into an agreement and supplemental agreement with GMP for a total of $1.2 million to render services and was paid for the development of OT-101. For more information on GMP and Artemisinin, refer to our 2023 Annual report on Form 10- K filed with the SEC on April 12, 2024.

Fundraising

Private Placement 2 & JH Darbie Financing

Between July 2023 and September 2023, the Company entered into a series of subscription agreements with 15 accredited investors which resulted in a conversion of a gross amount of $1.0 million, consisting of 40 notes, under the prior JH Darbie Financing into new debt to the Company. JH Darbie and the Company are parties to a March 2023 placement agent agreement (“Agreement”) pursuant to which JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis. Further, in October 2023, the Company entered into a series of subscription agreements with 27 accredited investors which resulted in a conversion of a gross amount of $1.05 million, consisting of 42 notes, under the prior JH Darbie Financing into new debt to the Company. Additionally, in January 2024, Company entered into a series of subscription agreements with 4 accredited investors which resulted in a conversion of a gross amount of $0.3 million, consisting of 12 notes. The July 2023, October 2023 and January 2024 conversions fully converted JH Darbie PPM-1 notes into PPM-2 notes. For more information on the new JH Darbie Financing, refer to Note 8 of these Notes to the Consolidated Financial Statements.

J.H. Darbie Financing Notes & Issuance of Oncotelic Warrants

In February 2022, the Company and 99 out of 100 of the Investors agreed to extend the maturity date of the notes connected to the Units from March 31, 2022 to March 31, 2023. In addition, the Company issued approximately 33 million warrants to purchase $50,000 of shares of common stock of the Company (“Common Stock’) in connection with agreeing to extend the maturity date by one year. The issuance of the additional warrants resulted in the Company recording an expense of approximately $2.9 million in the Company’s statement of operations during the year ended December 31, 2022. The approximately 33 million warrants to purchase shares of our Common Stock expired on March 31, 2024. For more information on the JD Darbie financing, refer to Note 7 of these unaudited Notes to the Consolidated Financial Statements.

Equity Purchase Agreement

In May 2021, the Company entered into an Equity Purchase Agreement (the “EPL”) and Registration Rights Agreement (the “Registration Rights Agreement”) with Peak One Opportunity Fund, L.P. (“Peak One”), pursuant to which the Company shall have the right, but not the obligation, to direct Peak One to purchase up to $10.0 million (the “Maximum Commitment Amount”) in shares of the common stock, par value $0.01 per share (“Common Stock”) in multiple tranches. The Company filed a post-effective amendment for the EPL on April 12, 2024 with the SEC and the SEC has made the post-effective amendment effective on April 22, 2024. The Company filed a prospectus under rule 424b3 with the SEC on April 26, 2024. For more information on the EPL, refer to Note 10 of the Notes to the Unaudited Consolidated Financial Statements.

August 2021 Notes

In August 2021, the Company issued Note Purchase Agreements with Autotelic Inc., the Company’s Chief Financial Officer (“CFO”), and certain other accredited investors. Under the terms of the Note Purchase Agreements, the Company issued an aggregate of $698,500 (the “Principal Amount”) in debt in the form of unsecured convertible promissory notes (collectively, the “Notes”). The Notes are unsecured, and provide for interest at the rate of 5% per annum. Such Notes were issued against some of the short-term debt due as of June 30, 2021. For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

November/December 2021 and March 2022 Notes

In November / December 2021, the Company entered into various Securities Purchase Agreements with Talos Victory Fund, LLC (the (“Talos”), Mast Hill Fund, LP (“Mast”), FirstFire Global Opportunities Fund, LLC (“FirstFire”), Blue Lake Partners, LLC (“Blue Lake”) and Fourth Man, LLC (“Fourth Man”), pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of $0.25 million each, aggregating gross $1.25 million (the “Notes”), and which Notes were convertible into shares of the Company’s common stock, par value $0.01 per share (“Common Stock”). In June 2022, Mast fully converted their November 2021 Note, for which the company issued 4,025,000 shares of Common Stock. Further, during the year ended December 31, 2023, the Company fully converted the balance of Fourth Man convertible note of approximately $127,000 into 1,820,395 shares of the Company’s common stock, which fully retired the convertible note as of December 31, 2024.

In March 2022, the Company entered into a Securities Purchase Agreement with Fourth Man, pursuant to which the Company issued convertible promissory note in the aggregate principal amount of $0.25 million, which Note is convertible into shares of the Company’s Common Stock. As of December 31, 2024, this note is in default and available for conversion into the Company’s Common Stock due to cross default provision contained in November / December 2021 Notes. During the year ended December 31, 2024, Fourth Man converted a portion of the March 2022 debt, including interest, and conversion fee, of approximately $35,000 for 500,000 shares of the Company’s Common Stock.

For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

May 2022 Note

In May 2022, the Company entered into a Securities Purchase Agreement with Mast, pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of $0.6 million, which note is convertible into shares of the Company’s Common Stock. In May 2024, the May 2022 Note was extended till May 2025, at a cost of 10% of the outstanding Note amount, including interest and penalty. For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

June 2022 Note

In June 2022, the Company entered into a Securities Purchase Agreement with Blue Lake, pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of $0.34 million, which note is convertible into shares of the Company’s Common Stock. During the year ended December 31, 2024, Blue Lake converted the balance of their debt, including accrued interest and penalty, of approximately $531,000 for approximately 7.6 million shares of the Company’s Common Stock.

For more information on the debt financing of the Company, refer to Note 5 of the Notes to the Consolidated Financial Statements.

Forever Prosperity (previously GMP) Note purchase agreements and unsecured notes

Between June 2020 and January 2022, the Company entered into various purchase agreements and promissory notes with GMP, cumulatively totaling $4.5 million. Such notes were assigned to Forever Prosperity, LLC, an affiliated entity of GMP.

For more information on the GMP debt financing, refer to Note 5 of the Notes to the Consolidated Financial Statements.

Joint Venture with GMP Bio

In March 2022, the Company formalized a joint venture (“JV”) with Dragon Overseas Capital Limited (“Dragon”) and GMP Biotechnology Limited (“GMP Bio”), both affiliates of GMP. Although no assurances can be given, the Company and GMP currently intend to conduct an initial public offering of the JV, at a future date, on either the Hong Kong Exchange or other stock exchange.

For more information on the JV, refer to Note 6 of the Notes to the Consolidated Financial Statements.

Pet2DAO

In November 2022, the Company formed a Decentralized autonomous organization (“DAO”) entity, Pet2DAO LLC (“Pet2DAO”), as a wholly owned subsidiary.

For more information on Pet2DAO, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.

Mosaic ImmunoEngineering, Inc. Term Sheet

In April 2024, the Company entered into a binding term sheet (the “Term Sheet”) with Mosaic ImmunoEngineering, Inc. (“Mosaic”). For more information on the Term Sheet, refer to the Current Report on Form 8-K filed with the SEC on April 29, 2024. In August 2024, Mosaic and the Company mutually agreed to extend the date of the Term Sheet to expire at the earlier of (1) the signing of definitive agreements or (2) December 31, 2024. In December 2024, he Company and Mosaic further extended the term of the term-sheet to expire at the earlier of (1) the signing of definitive agreements or (2) June 30, 2025. This was to allow for both Companies to complete due diligence as well as agree and finalize the definitive agreements. The Company had advanced $40 thousand to Mosaic in accordance with the terms of the Term Sheet, and Mosaic has repaid the amount, with interest to the Company as of December 31, 2024.

Licensing Agreement with Autotelic Inc.

In September 2021, the Company entered into an exclusive License Agreement (the “Agreement”) with Autotelic, Inc. (“Autotelic”). For more information on the Agreement, refer to our 2023 10-K filed with the SEC on April 12, 2024.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Oncotelic, PointR and Edgepoint for which there are non-controlling interests. Intercompany accounts and transactions have been eliminated in consolidation.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred net losses of approximately $38 million since inception of Oncotelic Inc. as the Company’s historical financial statements before the Merger have been replaced with the historical financial statements of Oncotelic Inc. prior to the Merger in the financial statements and filings. The Company also has a negative working capital of approximately $19.1 million at December 31, 2024, of which approximately $2.6 million contingent liability of issuance of common shares of the Company to PointR shareholders upon achievement of certain milestones in accordance with the PointR Merger Agreement. The Company has negative cash flows from operations for the year ended December 31, 2024 of approximately $0.7 million. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of this filing. Management expects to incur significantly lower costs and losses in the foreseeable future, as a majority of the costs related with the development of OT-101 will be incurred by the JV, but the Company also recognizes the need to raise capital to remain viable. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The Company’s long-term plans include continued development of its current pipeline of products, in addition to continue the development of OT-101 which is exclusively out-licensed to the JV and the JV will be responsible for the funding required to support the development in entirety, to generate sufficient revenues, through either technology transfer or product sales, or raise additional financing to cover its anticipated expenses. Until the Company is able to generate sufficient revenues from its current pipeline, the Company plans on funding its operations through the sale of equity and/or the issuance of debt, combined with or without warrants or other equity instruments. The Company obtained short term loans of approximately $0.6 million from Autotelic Inc., a related party, during the year ended December 31, 2024. In addition, the Company obtained a short-term loan of $41 thousand from Amit Shah, it’s CFO during year ended December 31, 2024.

Although no assurances can be given as to the Company’s ability to deliver on its revenue plans, or that unforeseen expenses may arise, management believes that the potential equity and debt financing or other potential financing will provide the necessary funding for the Company to continue as a going concern. Also, management cannot guarantee any potential debt or equity financing will be available on favorable terms or at all. As such, management does not believe the Company has sufficient cash for 12 months from the date of this report. If adequate funds are not available on acceptable terms, or at all, the Company will need to curtail operations, or cease operations completely.